CERTIFICATION OF
           STRONG CONSERVATIVE EQUITY FUNDS, INC.
             on behalf of the following series:
               Strong American Utilities Fund
                  Strong Equity Income Fund
                Strong Growth and Income Fund


STRONG CONSERVATIVE EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong American Utilities, Strong Equity Income, and Strong Growth and Income Funds' Prospectus and Statement of Additional Information each dated March 1, 1997 filed by the Registrant pursuant to Post-Effective Amendment No. 10 (File No. 33-61358; 811-7656), which was filed with the Securities and Exchange Commission on February 27, 1997 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong American Utilities, Strong Equity Income, and Strong Growth and Income Funds' Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                    STRONG CONSERVATIVE EQUITY FUNDS, INC.


                    /s/ John S. Weitzer
                    ----------------------------------
                    By:  John S. Weitzer
                    Title:    Vice President


Dated: March 4, 1997